Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Statement of Financial Position [Abstract]
Authorized: Common shares	675,000,000	675,000,000
Authorized: per share per value	$ 0.001	$ 0.001
Common shares issued	149,078,000	171,023,000
Common shares outstanding	149,078,000	171,023,000